Business Segments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Business Segments

NOTE 23	Business Segments

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. These operating segments are components of the Company about which financial information is prepared and is evaluated regularly by management in deciding how to allocate resources and assess performance. The Company has five reportable operating segments:
Corporate and Commercial Banking
Corporate and Commercial Banking offers lending, equipment finance and small-ticket leasing, depository services, treasury management, capital markets services, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution, non-profit
and public sector clients.
Consumer and Business Banking
Consumer and Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line
services, direct mail, ATM processing and mobile devices. It encompasses community banking, metropolitan banking and indirect lending, as well as mortgage banking.
Wealth Management and Investment Services
Wealth Management and Investment Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through four businesses: Wealth Management, Global Corporate Trust & Custody, U.S. Bancorp Asset Management and Fund Services.
Payment Services
Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services, consumer lines of credit and merchant processing.
Treasury and Corporate Support
Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged
projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation
Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments based on the related loan balances managed. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance. Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit and operational capital allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt
products. The residual effect on net interest income of asset/liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements. Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off.
Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities is reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.
Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2019, certain organization and methodology changes were made and, accordingly, 2018 results were restated and presented on a comparable basis.
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
Year Ended December 31 (Dollars in Millions)	2019		2018		2019	2018	2019	2018
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,871		$2,936		$6,261	$6,156	$1,157	$1,131
Noninterest income	867		843		2,387	2,316	1,799	1,748
Securities gains (losses), net	–		–		–	–	–	–
Total net revenue	3,738		3,779		8,648	8,472	2,956	2,879
Noninterest expense	1,607		1,591		5,285	5,232	1,752	1,778
Other intangibles	4		4		20	27	13	16
Total noninterest expense	1,611		1,595		5,305	5,259	1,765	1,794
Income before provision and income taxes	2,127		2,184		3,343	3,213	1,191	1,085
Provision for credit losses	78		65		310	232	(3)	(2)
Income before income taxes	2,049		2,119		3,033	2,981	1,194	1,087
Income taxes and taxable-equivalent adjustment	513		531		759	745	299	273
Net income	1,536		1,588		2,274	2,236	895	814
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–	–
Net income attributable to U.S. Bancorp	$1,536		$1,588		$2,274	$2,236	$895	$814

Average Balance Sheet
Loans	$96,608		$93,854		$144,595	$140,875	$10,080	$9,364
Other earning assets	3,751		3,072		3,989	3,501	282	184
Goodwill	1,647		1,647		3,475	3,604	1,617	1,618
Other intangible assets	8		11		2,617	2,953	49	63
Assets	106,716		102,801		158,884	155,267	13,330	12,437
Noninterest-bearing deposits	29,152		32,938		27,876	27,691	13,195	14,006
Interest-bearing deposits	72,780		69,913		129,289	124,934	62,031	56,000
Total deposits	101,932		102,851		157,165	152,625	75,226	70,006
Total U.S. Bancorp shareholders’ equity	10,399		10,463		11,713	11,812	2,525	2,476

	Payment Services				Treasury and Corporate Support		Consolidated Company
Year Ended December 31 (Dollars in Millions)	2019		2018		2019	2018	2019	2018
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,493		$2,443		$373	$369	$13,155	$13,035
Noninterest income	3,707	(a)	3,599	(a)	998	1,066	9,758 (b)	9,572 (b)
Securities gains (losses), net	–		–		73	30	73	30
Total net revenue	6,200		6,042		1,444	1,465	22,986	22,637
Noninterest expense	2,940		2,859		1,033	843	12,617	12,303
Other intangibles	131		114		–	–	168	161
Total noninterest expense	3,071		2,973		1,033	843	12,785	12,464
Income before provision and income taxes	3,129		3,069		411	622	10,201	10,173
Provision for credit losses	1,108		1,081		11	3	1,504	1,379
Income before income taxes	2,021		1,988		400	619	8,697	8,794
Income taxes and taxable-equivalent adjustment	505		497		(325)	(376)	1,751	1,670
Net income	1,516		1,491		725	995	6,946	7,124
Net (income) loss attributable to noncontrolling interests	–		–		(32)	(28)	(32)	(28)
Net income attributable to U.S. Bancorp	$1,516		$1,491		$693	$967	$6,914	$7,096

Average Balance Sheet
Loans	$33,566		$31,102		$5,837	$5,506	$290,686	$280,701
Other earning assets	348		291		131,481	127,318	139,851	134,366
Goodwill	2,839		2,570		–	–	9,578	9,439
Other intangible assets	538		406		–	–	3,212	3,433
Assets	39,743		36,912		156,980	149,597	475,653	457,014
Noninterest-bearing deposits	1,205		1,099		2,435	2,462	73,863	78,196
Interest-bearing d eposits	115		110		8,734	4,309	272,949	255,266
Total deposits	1,320		1,209		11,169	6,771	346,812	333,462
Total U.S. Bancorp shareholders’ equity	7,084		6,629		20,902	18,383	52,623	49,763

(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.2 billion for 2019 and 2018.

(b)	Includes revenue generated from certain contracts with customers of $7.3 billion and $7.4 billion for 2019 and 2018, respectively.